CONTINGENCIES (Details) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended									1 Months Ended		12 Months Ended		1 Months Ended					0 Months Ended			1 Months Ended		0 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended			1 Months Ended		12 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Revenue United States of America Geographic concentration risk	Dec. 31, 2011 Revenue United States of America Geographic concentration risk	Dec. 31, 2010 Revenue United States of America Geographic concentration risk	Dec. 31, 2012 WSP China Liaoyang Seamless Oil Pipes Co., Ltd. (Liaoyang Seamless) USD ($)	Dec. 31, 2012 WSP China Liaoyang Seamless Oil Pipes Co., Ltd. (Liaoyang Seamless) CNY	Dec. 31, 2012 Liaoyang Seamless Oil Pipes Co., Ltd. (Liaoyang Seamless) Songyuan Seamless USD ($)	Dec. 31, 2012 Liaoyang Seamless Oil Pipes Co., Ltd. (Liaoyang Seamless) Songyuan Seamless CNY	Dec. 31, 2012 Songyuan Seamless WSP China USD ($)	Dec. 31, 2012 Songyuan Seamless WSP China CNY	May 31, 2007 Frank H. Migl and several other plaintiffs USD ($)	Jan. 31, 2011 Frank H. Migl and several other plaintiffs USD ($)	Dec. 31, 2008 SB International, Inc. USD ($)	Feb. 28, 2011 SB International, Inc. USD ($)	Nov. 30, 2009 United Steelworkers Union and other companies	Apr. 30, 2009 United Steelworkers Union and other companies item	Dec. 31, 2009 United Steelworkers Union and other companies Anti-dumping	Nov. 30, 2009 United Steelworkers Union and other companies Anti-dumping	Apr. 30, 2009 United Steelworkers Union and other companies Anti-dumping item	Apr. 09, 2010 United Steelworkers Union and other companies WSP China	Dec. 07, 2009 United Steelworkers Union and other companies WSP China	Sep. 08, 2009 United Steelworkers Union and other companies WSP China	May 31, 2010 United Steelworkers Union and other companies WSP China	Jan. 31, 2010 United Steelworkers Union and other companies WSP China	Apr. 09, 2010 United Steelworkers Union and other companies WSP China Anti-dumping	Dec. 07, 2009 United Steelworkers Union and other companies WSP China Anti-dumping	Sep. 08, 2009 United Steelworkers Union and other companies WSP China Anti-dumping	May 31, 2010 United Steelworkers Union and other companies WSP China Anti-dumping	Jan. 31, 2010 United Steelworkers Union and other companies WSP China Anti-dumping	Dec. 31, 2010 Western Oil Gas Development Corp. USD ($)	Aug. 31, 2009 Western Oil Gas Development Corp. WSP China USD ($)	Jun. 30, 2011 Western Oil Gas Development Corp. WSP China USD ($)	Jun. 30, 2011 Dewbre Petroleum Corporation USD ($)	Dec. 31, 2010 Dewbre Petroleum Corporation USD ($)	Jan. 31, 2010 Dewbre Petroleum Corporation WSP China USD ($)	May 31, 2011 Dewbre Petroleum Corporation WSP China USD ($)	Mar. 31, 2011 Penn Virginia Oil & Gas, L. P. USD ($)	Dec. 31, 2010 Penn Virginia Oil & Gas, L. P. USD ($)	Apr. 30, 2010 Penn Virginia Oil & Gas, L. P. WSP China USD ($)	Jan. 31, 2011 Penn Virginia Oil & Gas, L. P. WSP China USD ($)	May 31, 2010 Chesapeake Louisiana, L.P. and certain other parties WSP China USD ($) item	Oct. 31, 2012 Chesapeake Louisiana, L.P. and certain other parties WSP China USD ($)	May 31, 2010 Chesapeake Louisiana, L.P. and certain other parties WSP China Maximum USD ($)	Aug. 31, 2010 Trident Steel Corporation Minmetals, Inc. and WSP China Minimum USD ($)	Mar. 31, 2011 Cimarex Energy Co. WSP China USD ($)	Dec. 31, 2011 Cimarex Energy Co. WSP China USD ($)	Mar. 31, 2012 Cimarex Energy Co. WSP China USD ($)	Dec. 31, 2012 Suppliers Wuxi Seamless, Bazhou Seamless and Mengfeng USD ($)	Jul. 31, 2013 US Manufacturers item	Jul. 31, 2013 US Manufacturers Anti-dumping item
Contingencies
Damages claimed																	$ 7,000		$ 0																		$ 9,500				$ 20,800				$ 4,800		$ 15,000			$ 2,000	$ 11,000			$ 13,990
Settlement amount																		800		7,800																		4,475				4,296				2,300							5,000
Number of companies that filed a petition																						7			7																														9
Countervailing duty rate (as a percent)																											14.61%	24.92%	14.95%	14.95%		14.61%	24.92%	14.95%	14.95%
Anti-dumping rate (as a percent)																					36.53%		96.51%	36.53%		29.94%			32.07%		29.94%			32.07%
Expense recognized																																				466				420				276								5,000
Settlement amount paid																																							420				276											2,780
Damages claimed per individual																																																	50
Number of individuals																																															36
Settlement amount per individual																																																13
Bill financing
Total amount of the bill financing availed	120,571	225,200		193,716	1,190,966	757,850	1,419,000
Estimated amount of bill financing, excluding the cash deposits paid by the entity upfront	33,916	51,400		112,853	693,822	213,180	323,600
Amount of sales invoice issued											40,100	251,000	40,300	252,000	40,300	252,000
Number of the entities which reflected the sales not supported by the physical delivery	3
Percentage of, net revenue accounted by the subsidiaries								9.30%	6.30%	9.70%
Number of countries in which the petition was filed																																																								9
Total consideration	$ 561,297	$ 686,125	$ 470,465